Inventories (LIFO Cost per Barrel) (Details) bbl in Thousands, $ in Thousands	Mar. 31, 2016 USD ($) bbl $ / Barrel	Dec. 31, 2015 USD ($) bbl $ / Barrel
Inventory Disclosure [Abstract]
Energy Related Inventory, Refined Products, Volume | bbl	5,130	3,536
Energy Related Inventory, Refined Products, LIFO Inventory Amount | $	$ 314,934	$ 259,722
Energy Related Inventory, Refined Products, Average Lifo Cost Per Barrel | $ / Barrel	61.39	73.45
Energy Related Inventory, Crude Oil and Natural Gas Liquids, Volume | bbl	7,462	6,490
Energy Related Inventory, Crude Oil and Natural Gas Liquids, LIFO Inventory Amount | $	$ 423,694	$ 391,237
Energy Related Inventory, Crude Oil and Natural Gas Liquids, Average LIFO Cost Per Barrel | $ / Barrel	56.78	60.28
Inventory Valued Using LIFO | bbl	12,592	10,026
LIFO Inventory Amount | $	$ 738,628	$ 650,959
Energy Related Inventory, Average LIFO Cost Per Barrel | $ / Barrel	58.66	64.93